UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: JUNE 30,2000

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       AUGUST 10, 2000
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:    $  279,218
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                      FORM 13F INFORMATION TABLE
                                                      VALUE    SHARES/   SH/   PUT/INVSTMT  OTHER           VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLASS  CUSIP   (X$1000) PRN AMT   PRN   CALLDSCRETN  MANAGERS   SOLE   SHARED     NONE
----------------------------------------------------- --------- ------------------------------------------------------ --------
3DFX INTERACTIVE INC.         COM           88553X103    17,151 2,204,203  SH       OTHER   01                2,204,203
ACTIVISION                    COM           004930202    15,719 2,418,350  SH       OTHER   01                2,418,350
BOWNE AND COMPANY INC.        COM           103043105    16,618 1,651,500  SH       OTHER   01                1,651,500
Brookstone Inc.               COM           114537103     6,727   701,200  SH       OTHER   01                  701,200
CAMBELL RESOURCES INC         COM           134422104     2,366 1,305,350  SH       OTHER   01                1,305,350
CASY GENERAL STORES, INC.     COM           147528103    44,440 4,283,356  SH       OTHER   01                4,283,356
C-CUBE MICROSYSTEMS INC NE    COM           125015107     3,087   157,300  SH       OTHER   01                  157,300
CHILDRENS PLACE               COM           168905107     2,183   106,500  SH       OTHER   01                        0 106,500
CHOICEPOINT INC.              COM           170388102    17,982   404,100  SH       OTHER   01                  404,100
DELL COMPUTER CORP            PUT           247025959     2,466    50,000  SH  PUT  OTHER   01                   50,000
GATEWAY INC.                  PUT           367626958     1,425    25,000  SH  PUT  OTHER   01                   25,000
GENESIS MICROCHIP             COM           371933102     2,651   148,300  SH       OTHER   01                  148,300
HARMONIC LIGHTWAYS            COM           413160102     2,113    85,366  SH       OTHER   01                   85,366
Homestake Mining Co.          COM           437614100     3,719   541,000  SH       OTHER   01                  541,000
HUTCHINSON TECHNOLOGIES       COM           448407106     3,840   269,500  SH       OTHER   01                  269,500
HUTCHINSON TECHNOLOGIES       SB NT CV      448407AC0       678   950,000  SH       OTHER   01                  950,000
KAUFMAN AND BOARD HOME COR    COM           486168107     3,756   189,600  SH       OTHER   01                  189,600
LAUNCH MEDIA                  COM           518567102     3,973   429,500  SH       OTHER   01                  429,500
LERNOUT & HAUSPIE SPEECH P    COM           B5628B104    38,806   880,700  SH       OTHER   01                   53,200 827,500
LUCENT TECHNOLOGIES           PUT           549463957     2,963    50,000  SH  PUT  OTHER   01                   50,000
NASDAQ 100 SHARES             COM           631100104    49,287   528,900  SH       OTHER   01                  528,900
OPEN TEXT                     COM           683715106    11,771   547,470  SH       OTHER   01                  547,470
OPTA Food Ingredients Inc.    COM           68381N105     2,024   790,000  SH       OTHER   01                  790,000
RYDER SYSTEMS INC             COM           783549108       947    50,000  SH       OTHER   01                   50,000
RUBIO'S RESTURANT INC.        COM           78116B102     6,226   754,650  SH       OTHER   01                  754,650
S THREE INC.                  COM           784849101     3,749   254,200  SH       OTHER   01                  254,200
Sharper Image Corp.           COM           820013100       746    59,700  SH       OTHER   01                   59,700
SOUTHERN UNION CO             COM           844030106       160    10,100  SH       OTHER   01                   10,100
STANDARD PACIFIC CORPORPOR    COM           85375C101     1,519   151,900  SH       OTHER   01                  151,900
STREAMLINE.COM INC.           COM           863239109     2,403   818,200  SH       OTHER   01                  738,200  80,000
THE STREET.COM INC.           COM           88368Q103     7,018 1,207,387  SH       OTHER   01                1,207,387
TII INDUSTRIES                COM           872479209       703   331,000  SH       OTHER   01                  331,000